Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at Mar. 31, 2021		$ 30,000		$ 2,934,595	$ 3,773,226	$ 16,366	$ 6,754,187
Balances (in Shares) at Mar. 31, 2021	[1]	30,000,000
Net income					3,491,305		3,491,305
Foreign currency translation adjustment						(50,390)	(50,390)
Balance at Mar. 31, 2022		$ 30,000		2,934,595	7,264,531	(34,024)	10,195,102
Balance (in Shares) at Mar. 31, 2022	[1]	30,000,000
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost		$ 5,000		22,487,840			22,492,840
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost (in Shares)	[1]	5,000,000
Share-based compensation		$ 5		50,132			50,137
Share-based compensation (in Shares)	[1]	4,635
Repurchase of warrants				(300,000)			(300,000)
Net income					3,397,743		3,397,743
Foreign currency translation adjustment						115,501	115,501
Balance at Mar. 31, 2023		$ 35,005		25,172,567	10,662,274	81,477	$ 35,951,323
Balance (in Shares) at Mar. 31, 2023		35,004,635	[1]				35,004,635
Share-based compensation		$ 12		48,591			$ 48,603
Share-based compensation (in Shares)	[1]	11,172
Issuance of ordinary shares pursuant to a private placement, net of offering cost		$ 2,000		4,387,992			4,389,992
Issuance of ordinary shares pursuant to a private placement, net of offering cost (in Shares)	[1]	2,000,000
Acquisition of net assets under common control				(705,200)			(705,200)
Net income					1,051,539		1,051,539
Foreign currency translation adjustment						(205,352)	(205,352)
Balance at Mar. 31, 2024		$ 37,017		$ 28,903,950	$ 11,713,813	$ (123,875)	$ 40,530,905
Balance (in Shares) at Mar. 31, 2024		37,015,807	[1]				37,015,807

[1]	Retrospectively restated for effect of share reorganization (see Note 11).